Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

23. Income Taxes

Cayman Islands

        Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended December 31, 2014, 2015 and 2016, if applicable.

People's Republic of China

        Under the Law of the People's Republic of China on Enterprise Income Tax ("EIT Law"), domestically owned enterprises and foreign invested enterprises (the "FIEs") are subject to a uniform tax rate of 25%. While the EIT Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. The Group's subsidiaries and the variable interest entity in the PRC are all subject to the tax rate of 25% for the periods presented, except for Vipshop Jianyang, Vipshop Chongqing, Vipshop Zhuhai and Pinwei Software that enjoyed the following preferential tax treatment:

        Vipshop Jianyang and Vipshop Chongqing have been recognized as within encouraged industries in the Western Regions of China and enjoyed a preferential income tax rate of 15% since year 2012 and year 2014 respectively.

        Vipshop Zhuhai enjoyed a preferential tax rate of 15% on annual renewal basis as it is located in an economy development zone in the PRC.

        The term "domestically-owned enterprises in an industry sector encouraged by the PRC government" as used herein refers to any enterprise that its primary business falls into the scopes of the encouraged industries stipulated in the existing related policies, including Industrial Restructuring Guidance Catalogue (2011), Industrial Restructuring Guidance Catalogue (2005), Catalogue for the Guidance of Foreign Investment Industries (Revised in 2007), Circular Caishui (2014) and Catalogues of Foreign-invested Advantage Industries in Central-Western Areas (2008 Revision), and the annual primary business revenue of which accounts for more than 70% of the total enterprise revenue.

        Pinwei Software was qualified as a high and new technology enterprise and enjoy a preferential corporate income tax rate of 15% Circular Caishui (2014) for the period from January 1, 2015 to December 31, 2016.

        The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2015 and 2016, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$14) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

        Income tax expense is comprised of:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income (loss) before tax and share of loss of affiliates
Income from China operations	1,354,239	2,540,418	3,241,171

Loss from non-China operations	(293,898)	(489,898)	(575,087)

Total income before tax and share of loss of affiliates	1,060,341	2,050,520	2,666,084

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current tax (Note)	464,025	561,001	689,473
Deferred tax	(218,993)	(103,256)	(87,645)

Subtotal income tax expenses applicable to China operations	245,032	457,745	601,828

Total tax expenses	245,032	457,745	601,828

       Note: All current tax was related to income tax in PRC and Hong Kong.

        Under the EIT Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its "de facto management organization" located within the PRC. Non-residential enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its "de facto management organization" located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC. Under the current EIT Implementation Regulations, "de facto management organization" is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Tax Law and the New EIT Implementation Regulations, a resident enterprise's global net income will be subject to a 25% enterprise income tax rate. Uncertainties exist with respect to how the New Tax Law and New EIT Implementation Regulations apply to the Group's overall operations, and more specifically, with regard to tax residency status. On April 22, 2009, the State Administration of Taxation, or the SAT, issued SAT Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, both of them are still in accumulated loss position and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

        If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong SAR, the withholding tax would be 5%.

        Aggregate undistributed earnings of the Group's subsidiaries and the VIEs in the PRC that are available for distribution to the Group of approximately RMB4,148.1 million and RMB6,993.1 million as of December 31, 2015 and 2016 respectively are considered to be indefinitely reinvested under ASC No.740-30, Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB207.4 million and RMB349.7 million as of December 31, 2015 and 2016 respectively.

        A reconciliation of the income tax expense to income before income tax and share of loss of affiliates computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	1,060,341	2,050,520	2,666,084
Computed income tax expense at PRC EIT tax rate	265,085	512,630	666,521
Effect of non-deductible expenses, including:
—Share-based compensation expenses	56,374	75,735	118,913
—Other non-deductible expenses	9,487	4,259	6,408
Effect of different tax rates of a subsidiary operating in other jurisdiction	578	392	1,693
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(46,159)	(144,958)	(280,523)
Effect of non-taxable income	(20,271)	(7,242)	(17,419)
Change in valuation allowance	(15,891)	10,444	105,387
Others	(4,171)	6,485	848

Actual income tax expenses	245,032	457,745	601,828

        The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
The aggregate effect	46,159	144,958	280,523
Per share effect:
Class A and Class B ordinary share:
—basic	0.41	1.25	2.42
—diluted	0. 38	1.21	2.23

        The principal components of deferred tax assets are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	59,652	175,676
Allowance for doubtful debts	1,083	18,017
Allowance for other investments	9,678	9,044
Inventory write-down	33,116	46,488
Payroll payable and other accruals	28,490	21,427
Deferred revenue	93,590	96,454
Advertising expenses	24,354	—
Others	983	2,039
Less: valuation allowance	(48,943)	(154,330)

Total deferred tax assets-current	202,003	214,815

Deferred tax liability:
Intangible assets	175,416	100,583

Total deferred tax liability	175,416	100,583

        The amount of tax loss carried forward was RMB238,606 and RMB702,705 of December 31, 2015 and 2016, respectively, for the Group's certain subsidiaries and VIEs.

        The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2015 and 2016, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.